SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Adjustments to reconcile net income to net cash used in operating activities:
Net cash (used in) provided by operating activities	¥ 7,518	$ 1,030	¥ 7,674	¥ 1,564
Investing activities:
Proceeds from maturity/sale of investments	2,563	351	2,972	937
Net cash (used in) provided by investing activities	(2,239)	(307)	(1,477)	(522)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering			1,973
Proceeds from termination of Capped Call				86
Payment of repurchases of ordinary shares	(1,172)	(161)	(848)	(334)
Proceeds from short-term bank borrowings	77	11	745	4,249
Repayment of short-term bank borrowings	(367)	(50)	(3,436)	(1,935)
Proceeds from long-term bank borrowings	490	67	350	2,797
Dividends paid	(3,480)	(477)		(416)
Purchase of prepaid put option	(710)	(97)
Net cash used in financing activities	(5,504)	(754)	(3,720)	(1,394)
Effect of exchange rate changes on cash and cash equivalents	30	4	164	297
Net (decrease) increase in cash and cash equivalents	(195)	(27)	2,641	(55)
Cash, cash equivalents and restricted cash at the beginning of the year	7,710	1,057	5,086	5,141
Cash, cash equivalents and restricted cash at the end of the year	7,524	1,031	7,710	5,086
Parent Company
Adjustments to reconcile net income to net cash used in operating activities:
Net cash (used in) provided by operating activities	17	3	(133)	(136)
Investing activities:
Loans to subsidiaries	0	0	(987)	(750)
Repayment of loans by subsidiaries	1,000	137	2,061	4,165
Purchase of investments	(1,188)	(163)	(803)
Proceeds from maturity/sale of investments	917	126	301
Dividend received	19	3
Net cash (used in) provided by investing activities	748	103	572	3,415
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering			1,973
Proceeds from termination of Capped Call				86
Payment of ordinary share issuance costs			(9)	0
Payment of repurchases of ordinary shares	(1,172)	(161)	(848)	(334)
Loans from subsidiaries	2,553	350	2,574	798
Repayment of loans from subsidiaries	(457)	(63)	(540)
Proceeds from short-term bank borrowings				453
Repayment of short-term bank borrowings			(439)
Repayment of convertible senior notes			0	(3,406)
Dividends paid	(3,480)	(477)		(416)
Purchase of prepaid put option	(710)	(97)
Net cash used in financing activities	(3,266)	(448)	2,711	(2,819)
Effect of exchange rate changes on cash and cash equivalents	(12)	(2)	28	163
Net (decrease) increase in cash and cash equivalents	(2,513)	(344)	3,178	623
Cash, cash equivalents and restricted cash at the beginning of the year	4,382	600	1,204	581
Cash, cash equivalents and restricted cash at the end of the year	¥ 1,869	$ 256	¥ 4,382	¥ 1,204